Document and Entity Information	Aug. 13, 2024
Cover [Abstract]
Entity Registrant Name	MIDDLEFIELD BANC CORP
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000836147
Document Type	8-K
Document Period End Date	Aug. 13, 2024
Entity Incorporation State Country Code	OH
Entity File Number	001-36613
Entity Tax Identification Number	34-1585111
Entity Address, Address Line One	15985 East High Street
Entity Address, City or Town	Middlefield
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44062
City Area Code	(440)
Local Phone Number	632-1666
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MBCN